Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Option Expenses [Table Text Block]

The following table presents option expense included in expenses in the Company’s Consolidated Statements of Operations for the nine-month periods ended September 30, 2012 and 2011:

	2012	2011

Cost of revenue	$6	$19
General and administrative	580	613
Engineering, research and development	70	51
Sales and marketing	63	74
Option expense before tax	719	757
Benefit for income tax	—	—
Net option expense	$719	$757

The following table presents non-cash stock option expense included in expenses in the Company’s Consolidated Statements of Operations for the years ended December 31, 2011 and 2010 (in thousands):

	2011	2010

Cost of revenue	$23	$24
General and administrative	769	1,752
Engineering, research and development	41	177
Sales and marketing	169	113
Option expense before tax	1,002	2,066
Income tax benefit	—	—
Net option expense	$1,002	$2,066

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

The fair value of options granted during the nine-month periods ended September 30, 2012 and 2011 were estimated at the date of grant using a Black-Scholes option pricing model with the following assumptions:

	2012	2011

Risk-free interest rate	0.83% - 2.23%	3.5%
Expected option life (years)	6.25 – 10.0	6.25
Expected volatility	91% - 92%	91%
Expected dividend rate	0%	0%

The fair value of options granted during 2011 and 2010 were estimated at the date of grant using the Black-Scholes option pricing model with the following assumptions:

	2011	2010

Risk-free interest rate	2.0% - 3.5%	2.5% - 3.8%
Expected option life (years)	10.0	10.0
Expected volatility	91% - 92%	80% - 97%
Expected dividend rate	0%	0%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

A summary of the Company’s stock option activity and related information for the nine-month periods ended September 30, 2012 and 2011 follows:

	2012		2011
	Number of Shares	Wtd. Avg. Exercise Price per Share	Number of Shares	Wtd. Avg. Exercise Price per Share
Outstanding, beginning of year	19,674,102	$0.38	22,065,402	$0.57
Granted	7,060,000	$0.16	1,200,000	$0.30
Canceled	(800,000)	$0.30	(4,088,800)	$1.38
Outstanding, end of period	25,934,102	$0.32	19,176,602	$0.47
Exercisable, end of period	13,733,112	$0.41	9,864,590	$0.62

A summary of the Company’s stock option activity and related information for the years ended December 31, 2011 and 2010 follows:

	2011		2010
	Number of Shares	Wtd. Avg. Price per Share	Number of Shares	Wtd. Avg. Price per Share
Outstanding, beginning of year	22,065,402	$0.57	11,203,800	$1.18
Granted	3,320,000	$0.27	13,659,102	$0.30
Canceled and expired	(5,711,300)	$0.99	(2,797,500)	$1.92
Outstanding, end of year	19,674,102	$0.38	22,065,402	$0.57
Vested and exercisable, end of year	9,393,283	$0.47	9,746,061	$0.91

Tabular Disclosure Related To Warrants Expiration Date [Table Text Block]	The expiration dates of these warrants are as follows:
Year	Number of Warrants
2012	11,333,333
2013	8,896,554
2014	6,159,436
2015	6,188,879
2016	42,795,244
After 2016	31,312,000
106,685,446

At December 31, 2011, there were outstanding warrants for the purchase of 83,695,444 shares of the Company’s Common Stock at prices ranging from $0.01 per share to $1.50 per share (weighted average exercise price was $0.39 per share). The expiration dates of outstanding warrants as of December 31, 2011 are as follows:

Expiration	Warrants Outstanding
2012	19,720,910
2013	8,896,554
2014	6,345,601
2015	11,822,223
2016 and later	36,910,156

83,695,444